Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Statement [Abstract]
Net loss	¥ (140,349)	$ (19,769)	¥ (594,937)	¥ (233,670)
Other comprehensive income (loss):
Foreign currency translation adjustment	74,021	10,426	146,098	(48,154)
Total comprehensive loss	(66,328)	(9,343)	(448,839)	(281,824)
Total comprehensive (income) loss attributable to the non-controlling interest shareholders	159	22	196	(1,238)
Total comprehensive loss attributable to 9F Inc.	¥ (66,169)	$ (9,321)	¥ (448,643)	¥ (283,062)